Lease	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Lease
24.	Leases
Company as a lessee

(1)	Lease contracts
The Company applies the short-term leases recognition exemption to its lease contracts that have a lease term of 12 months or less from the commencement date, and recognized ￦45,787 million and ￦199,490 million respectively, as expense for the years ended December 31, 2020 and 2021. The Company also applies the leases of low-value assets recognition exemption to leases contracts with underlying assets considered to be of
low value (i.e., approximately less than ￦5 million), and recognized ￦2,796 million and ￦2,349 million respectively, as expense for the year ended December 31, 2020 and 2021. The Company has lease contracts for various items such as consecutive voyage charter contracts, power purchase agreements (PPA), real estate lease contracts including buildings, switchyard, and land for electric substation, vehicles, and other equipment.

(2)	Right-of-use assets as of December 31, 2020 and 2021 are as follows:

		2020
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	811,014	(104,435)	706,579
Buildings		82,749	(35,527)	47,222
Structures		24,175	(3,689)	20,486
Machinery		1,308	(613)	695
Ships		4,280,331	(842,968)	3,437,363
Vehicles		29,281	(15,756)	13,525
Others(*)		2,676,356	(2,360,060)	316,296

	￦	7,905,214	(3,363,048)	4,542,166

(*)	Including power purchase agreements (“PPA”) with GS EPS and another LNG combined power supplier.

		2021
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	814,795	(162,000)	652,795
Buildings		106,823	(43,939)	62,884
Structures		26,374	(5,226)	21,148
Machinery		1,308	(743)	565
Ships		4,217,735	(1,188,516)	3,029,219
Vehicles		30,375	(16,757)	13,618
Others(*)		2,650,728	(2,371,560)	279,168

	￦	7,848,138	(3,788,741)	4,059,397

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

(3)	Changes in right-of-use assets for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	644,074	12,269	(52,069)	—	102,305	706,579
Buildings		34,577	53,182	(37,609)	(803)	(2,125)	47,222
Structures		25,644	260	(1,485)	—	(3,933)	20,486
Machinery		824	—	(129)	—	—	695
Ships		3,688,289	183,789	(427,221)	—	(7,494)	3,437,363
Vehicles		13,708	9,009	(7,747)	(21)	(1,424)	13,525
Others		376,457	32,825	(59,994)	(3)	(32,989)	316,296

	￦	4,783,573	291,334	(586,254)	(827)	54,340	4,542,166

		2021
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	706,579	7,312	(57,231)	—	(3,865)	652,795
Buildings		47,222	22,336	(25,780)	(1,469)	20,575	62,884
Structures		20,486	2,198	(1,536)	—	—	21,148
Machinery		695	—	(130)	—	—	565
Ships		3,437,363	9,694	(411,291)	—	(6,547)	3,029,219
Vehicles		13,525	9,583	(8,162)	(7)	(1,321)	13,618
Others		316,296	27,090	(50,485)	(10,311)	(3,422)	279,168

	￦	4,542,166	78,213	(554,615)	(11,787)	5,420	4,059,397

(4)	Lease liabilities as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Less than 1 year	￦	614,442	620,121
1 ~ 5 years		2,133,538	2,158,145
More than 5 years		2,461,557	2,150,722

		5,209,537	4,928,988
Less : Discount		(588,441)	(518,485)

Present value of lease payment	￦	4,621,096	4,410,503

(5)	The details of the liquidity classification of lease liabilities as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Current lease liabilities	￦	576,665	583,558
Non-current lease liabilities		4,044,431	3,826,945

	￦	4,621,096	4,410,503

(6)	Changes in lease liabilities for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance
		In millions of won
Lease liabilities	￦	5,070,133	280,114	(725,759)	111,782	(115,174)	4,621,096

(*)	Including translation effect of foreign currency lease liabilities and others.

		2021
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance
		In millions of won
Lease liabilities	￦	4,621,096	73,090	(665,687)	93,651	288,353	4,410,503

(*)	Including translation effect of foreign currency lease liabilities and others.

(7)	Details of expense relating to lease contracts as lessee for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Depreciation of right-of-use assets	￦	586,254	554,615
Interest expenses of lease liabilities		111,782	93,651
Leases expenses for short-term leases		45,787	199,490
Leases expenses for leases of low-value assets		2,796	2,349
Variable lease payments		33,267	54,675

	￦	779,886	904,780

(8)
The total cash outflow related to the lease contracts, including cash outflows due to short-term leases and leases of low-value assets
, amounts to
￦
807,609 million and
￦
922,200 million, for the years ended December 31, 2020 and 2021, respectively.

Company as a lessor

(1)	Finance lease contracts
The Company entered into power purchase agreements (“PPA”) with Jordan Electric Power Company to provide a 373MW level Qatrana
Gas Combined Power Plant
over a 25-year lease term, and an 89.1MW level Fujeij
Wind Power Plant
over a 20-year lease term. Also, the Company has provided fly-ash pipe conduits
as finance leases with an average lease term of 7 years. In addition, the Company provides 26 energy storage system installation projects and 131 energy efficiency contracts as finance leases with a lease term of 2 to 11 years. Also, the Company entered into a PPA with the Comission Federal de Electricidad in Mexico to provide for 25 years (from December 2013 to November 2038) all electricity generated from the power plant after completion of its construction and collect rates consisting of fixed costs (to recover the capital) and variable costs during the contracted period.

(2)	Profit and loss related to finance lease for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Finance income on the net investment in the lease	￦	117,763	111,569

(3)	Maturity analysis of the lease payments receivable and reconciliation of the undiscounted lease payments to the net investment in the lease as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Less than 1 year	￦	162,211	172,528
1 ~ 2 years		148,485	163,937
2 ~ 3 years		144,913	158,933
3 ~ 4 years		139,605	156,450
4 ~ 5 years		136,962	155,068
More than 5 years		1,583,576	1,588,403

		2,315,752	2,395,319
Less : Unearned finance income		(1,192,686)	(1,194,627)

Net investment in the lease(*)	￦	1,123,066	1,200,692

(*)	Including the present value of unguaranteed residual value amounting to ￦16,407 million and ￦19,574 million, as of December 31, 2020 and 2021, respectively.
The implicit interest rate for a lease term is determined on the lease contract date. The implicit interest rate of the finance lease contracts is from 0.00% up to 16.83% per year as of December 31, 2021. (prior year : 1.39% ~ 16.60%)

(4)	Changes in the allowance for doubtful accounts of finance lease receivables for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Beginning balance	￦	862	990
Bad debt expense		128	—
Reversal of allowance for doubtful accounts		—	(222)

Ending balance	￦	990	768